SIGNIFICANT ACCOUNTING POLICIES - Property and equipment (Details)	12 Months Ended
Dec. 31, 2020
Office furniture and equipment
Disclosure of detailed information about property, plant and equipment [line items]
Depreciation rates, property, plant and equipment	10.00%
Equipment and devices for leasing and for internal use
Disclosure of detailed information about property, plant and equipment [line items]
Depreciation rates, property, plant and equipment	15.00%
Computers and equipment
Disclosure of detailed information about property, plant and equipment [line items]
Depreciation rates, property, plant and equipment	33.00%